ING INVESTORS TRUST

ING Julius Baer Foreign Portfolio

Supplement dated July 2, 2008

to the Adviser Class (“ADV Class”), Institutional Class (“Class I”),

Service Class (“Class S”) and Service 2 Class Prospectuses,

each dated April 28, 2008

ING Julius Baer Foreign Portfolio

Effective June 15, 2008, Julius Baer Investment Management LLC changed its name to Artio Global Management LLC.  Julius Baer Americas Inc., the parent company of Julius Baer Investment Management LLC, changed its name to Artio Global Investors Inc.  All references in the Prospectuses to “Julius Baer Investment Management LLC” and “JBIM” are hereby changed to “Artio Global Management LLC” and “Artio,” respectively.

Effective June 15, 2008, the ADV Class Prospectus, Class I Prospectus, Class S Prospectus and Service 2 Class Prospectus are supplemented as follows:

1.                                       All references to “Julius Baer Investment Management LLC” and “JBIM” are deleted in their entirety and replaced with “Artio Global Management LLC” and “Artio,” respectively.

2.                                      The first paragraph in the section entitled “Description of the Portfolios –More on the Sub-Adviser” on page 40 of the ADV Class Prospectus and Class I Prospectus, on page 38 of the Class S Prospectus and on page 39 of the Service 2 Class Prospectus is deleted in its entirety and replaced with the following:

                                                Since September 2, 2003, Artio Global Investors LLC (formerly, Julius Baer Investment Management LLC (“JBIM”) has served as the Sub-Adviser to the Portfolio.  Artio Global Management LLC is a Delaware limited liability company which is a wholly-owned subsidiary of Artio Global Investors Inc. (formerly, Julius Baer Americas Inc.), which in turn is a wholly-owned subsidiary of Swiss-based Julius Baer Holding Ltd.  As of December 31, 2007, Artio Global Management LLC has approximately $75 billion in assets under management and specializes in the management of international and global equities and fixed-income portfolios.  The principal address of Artio Global Investors Inc. is 330 Madison Avenue, New York, New York 10017.

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ING INVESTORS TRUST

ING BlackRock Large Cap Growth Portfolio

ING BlackRock Large Cap Value Portfolio

ING Janus Contrarian Portfolio

ING JPMorgan Value Opportunities Portfolio

ING PIMCO Core Bond Portfolio

ING Van Kampen Capital Growth Portfolio

Supplement dated July 2, 2008

to the Adviser Class (“ADV Class”), Institutional Class (“Class I”),

Service Class (“Class S”) and Service 2 Class Statement of Additional Information (“SAI”)

dated April 28, 2008

ING BlackRock Large Cap Growth, ING BlackRock Large Cap Value, ING Janus Contrarian and ING Van Kampen Capital Growth Portfolios

The section entitled “Sub-Adviser - Sub-Advisory Fees” beginning on page 141 of the ADV Class, Class I, Class S and Service 2 Class SAI is supplemented as follows:

Sub-Adviser	Portfolio	Sub-Advisory Fee
BlackRock Investment Management, LLC	ING BlackRock Large Cap Growth(1)(2)

0.375% on first $250 million of the Portfolio’s average daily net assets;
0.350% on the next $250 million of the Portfolio’s average daily net assets; and
0.325% of the Portfolio’s average daily net assets in excess of $500 million

ING BlackRock Large Cap Value(1)(2)

0.375% on first $250 million of the Portfolio’s average daily net assets;
0.350% on the next $250 million of the Portfolio’s average daily net assets; and
0.325% of the Portfolio’s average daily net assets in excess of $500 million

Janus Capital Management LLC	ING Janus Contrarian

0.45% on the first $100 million of the Portfolio’s average daily net assets;
0.40% on the next $100 million of the Portfolio’s average daily net assets;
0.35% on the next $200 million of the Portfolio’s average daily net assets;
0.325% on the next $500 million of the Portfolio’s average daily net assets;
0.30% of the Portfolio’s average daily net assets in excess of $900 million

Morgan Stanley Investment Management Inc. d/b/a Van Kampen	ING Van Kampen Capital Growth (1)(9)

0.400% on the first $250 million of the Portfolio’s average daily net assets;
0.375% on the next $250 million of the Portfolio’s average daily net assets;
0.350% on the next $500 million of the Portfolio’s average daily net assets; and
0.275% of the Portfolio’s average daily net assets in excess of $1 billion

ING JPMorgan Value Opportunities Portfolio

Effective June 30, 2008, Brad Frishberg has been removed as the portfolio manager to the JPMorgan Value Opportunities Portfolio.  All references to Brad Frishberg are hereby deleted in its entirety.

ING PIMCO Core Bond Portfolio

Effective April 1, 2008, the section entitled “Sub-Adviser - Sub-Advisory Fees – ING PIMCO Core Bond” on page 144 of the ADV Class, Class I, Class S and Service 2 Class SAI is supplemented as follows:

Sub-Adviser	Portfolio	Sub-Advisory Fee
Pacific Investment Management Company LLC	ING PIMCO Core Bond(11)	0.25% on the first $1 billion of the PIMCO TR Portfolios’ average daily net assets; 0.225% on average daily net assets of the PIMCO TR Portfolios in excess of $1 billion.

11.      The sub-advisory fee for ING PIMCO Core Bond is based on the aggregated assets of ING PIMCO Core Bond Portfolio, a series of ING Investors Trust and ING PIMCO Total Return Portfolio, a series of ING Partners, Inc. (together, the “PIMCO TR Portfolios”). This sub-advisory fee rate applies when the aggregated net assets of all series in the ING Funds complex sub-advised by Pacific Investment Management Company, LLC (“PIMCO”) exceed $3 billion.  The fee rate payable to the Sub-Adviser when the aggregated assets of all series in the ING Funds complex sub-advised by PIMCO are less than $3 billion is 0.25% on all assets.

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2

ING INVESTORS TRUST

ING JPMorgan Value Opportunities Portfolio

Supplement dated July 2, 2008

to the Adviser Class (“ADV Class”), Institutional Class (“Class I”),

Service Class (“Class S”) and Service 2 Class Prospectuses,

each dated April 28, 2008

Effective June 30, 2008, Brad Frishberg has been removed as the portfolio manager to the JPMorgan Value Opportunities Portfolio.  The section entitled “Description of the Portfolios – More on the Sub-Adviser” on page 36 of the ADV Class Prospectus, Class I Prospectus and Service 2 Class Prospectus and on page 35 of the Class S Prospectus is deleted in its entirety and replaced with the following:

JPMorgan serves as the Sub-Adviser to the Portfolio and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York 10167.  As of December 31, 2007, JPMorgan and its affiliates had $1.2 trillion in assets under management.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Alan H. Gutmann

Mr. Gutmann, Vice President, has worked for JPMorgan since 2003, prior to which he was a research analyst and portfolio manager at Neuberger Berman in 2002, at First Manhattan Co. in 2001, and Oppenheimer Capital from 1991-2000. Mr. Gutmann has been managing the Portfolio since April 2005.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

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ING INVESTORS TRUST

ING Julius Baer Foreign Portfolio

Supplement dated July 2, 2008

to the Adviser Class (“ADV Class”), Institutional Class (“Class I”),

Service Class (“Class S”) and Service 2 Class Statement of Additional Information (“SAI”)

dated April 28, 2008

Effective June 15, 2008, Julius Baer Investment Management LLC changed its name to Artio Global Management LLC.  Julius Baer Americas Inc., the parent company of Julius Baer Investment Management LLC, changed its name to Artio Global Investors Inc.  All references in the Prospectuses to “Julius Baer Investment Management LLC” and “JBIM” are hereby changed to “Artio Global Management LLC” and “Artio,” respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE